Income Taxes - Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure Of Reconciliation Of Effective Income Tax Expense [abstract]
Income taxes calculated at statutory rates	$ 309.0	$ 285.3
Income taxes calculated at statutory rates, percentage	26.50%	26.50%
Income tax rate differential of foreign subsidiaries	$ (1.8)	$ (5.9)
Effect of income tax rate changes on deferred income taxes	(0.1)	(0.7)
Increase (decrease) in valuation allowance	15.7	(2.5)
Recognition of income taxes on foreign currency translation	(12.5)	1.8
Recognition of income taxes on inflation	(9.4)	(2.9)
Permanent differences	5.0	1.2
Other	(5.4)	5.8
Income tax expense	$ 300.5	$ 282.1